DEFERRED REVENUE - Summary of analysis of contractual obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEFERRED REVENUE
Deferred revenue, beginning	$ 1,546,712	$ 3,231,431
Addition	1,773,994	1,220,972
Usage	(758,794)	(2,905,691)
Deferred revenue, ending	$ 2,561,912	$ 1,546,712